Inventories	12 Months Ended
Dec. 31, 2024
Inventories Table
Inventories

8. Inventories

Inventories as at December 31, 2024 and December 31, 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Bunkers	$1,512	$685
Lubricants	12,354	12,423
EUAs	2,544	—
Stores	1,981	2,025
Victualling	514	631
Total	$18,905	$15,764